Debt - Interim Notes (Details)				1 Months Ended			3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 10, 2016 USD ($) shares	Feb. 29, 2016 USD ($) $ / shares	Jul. 31, 2015 USD ($) shares	Apr. 30, 2016 USD ($) $ / shares	Feb. 29, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt
Qualified Financing threshold for debt conversion			$ 5,000,000
Debt redemption price			200.00%
Conversion ratio			115
Interest (expense) income							$ 10,000	$ (178,000)	$ (172,000)	$ (144,000)	$ (160,000)	$ (179,000)	$ (132,000)	$ 13,000	$ 12,000	$ (820,000)	$ (304,000)	$ (654,000)	$ (286,000)	$ 114,000
Interim Notes
Debt
Proceeds from issuance of convertible notes		$ 200,000	$ 2,800,000	$ 5,000,000	$ 200,000	$ 2,700,000
Shares converted | shares	1,656,807		1,656,807
Convertible interest rate (as a percentage)		8.00%	8.00%		8.00%
Qualified Financing threshold for debt conversion				5,000,000
Principal amount		$ 5,600,000		10,600,000	$ 5,600,000	$ 5,500,000
Debt issue costs				$ 10,000
Conversion ratio				125	115
Conversion price | $ / shares		$ 6.70585		$ 6.70585	$ 6.70585	$ 6.70585
Premium conversion derivative								$ 0				$ 0						$ 0	$ 0	$ 0
Interest (expense) income	$ 200,000